SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20.         SUBSEQUENT EVENTS

SVB Term Loan Repayment

Subsequent to September 30, 2019, the Company repaid the SVB Term Loan (Note 8) in full totalling $3,652,471, comprising $2,953,968 in principal, $10,503 in accrued interest, and the Final Payment of $688,000.

Stock Options

On October 4, 2019, the Company granted 1,441,530 stock options to directors, officers, employees and consultants at an exercise price of $3.23 for a period of 10 years. Additionally, the board of directors approved an amended stock option and amended restricted share unit plan to provide for a maximum of 6,251,469 common shares. The Company granted 2,551,470 stock options under the amended stock option plan to certain employees at a weighted average price of $3.23 for a period of 10 years. Options granted under the amended stock option plan may not be exercised by the optionees until the amended plan is approved by the shareholders and regulators.

On October 17, 2019, the Company amended 42,000 stock options held by a former director such that they were immediately vested, and the expiry date was extended for a period of one year from date of resignation.

On October 30, 2019, the Company granted 225,000 stock options to non-executive members of the board of directors at an exercise price of $4.67 for a period of 10 years.